UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:

                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
           --------------------------------------------------
           Irvine, California  92612
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             02/13/03
       ------------------------   ------------------------------  -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:       $167,788
                                               -------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP


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                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER             VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS           SOLE  SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ---------  --------------------------
ECHOSTAR COMMUNICATIONS
 NEW                      CL A      278762109        15,250    754,940  SH                   1             754,940

SCRIPPS E W CO OHIO       CL A      811054204         7,080     96,700  SH                   1              96,700

FAIR ISAAC & CO INC       COM       303250104         4,711    126,000  SH                   1             126,000

AMERICAN TOWER CORP       CL A      029912201           378    160,000  SH                   1             160,000

EMMIS COMMUNICATIONS CORP CL A      291525103         1,804     88,500  SH                   1              88,500

OMNICOM GROUP INC         COM       681919106         2,429     45,000  SH                   1              45,000

CISCO SYS INC             COM       17275R102         2,663    217,000  SH                   1             217,000

SEEBEYOND TECHNOLOGIES
 CORP                     COM       815704101         3,152    322,000  SH                   1             322,000

RF MICRODEVICES INC       COM       749941100         1,042    118,000  SH                   1             118,000

ACCENTURE LTD BERMUDA     CL A      G1150G111         1,605     95,000  SH                   1              95,000

NETWORKS ASSOCS INC       COM       640938106         9,459    668,000  SH                   1             668,000

BEA SYS INC               COM       073325102         1,847    290,000  SH                   1             290,000

VALASSIS COMMUNICATIONS
 INC                      COM       918866104         3,941    140,000  SH                   1             140,000

CABLEVISION SYS CORP      CL A
                          NY CABLVS 12686C109         2,646    208,500  SH                   1             208,500

LEGATO SYS INC            COM       524651106           626    125,000  SH                   1             125,000

RATIONAL SOFTWARE CORP    COM NEW   75409P202           946    110,000  SH                   1             110,000

FOX ENTMT GROUP INC       CL A      35138T107            52      2,000  SH                   1               2,000

WEBSENSE INC              COM       947684106           955     41,000  SH                   1              41,000

MOTOROLA INC              COM       620076109         5,230    523,000  SH                   1             523,000

SKYWORKS SOLUTIONS INC    COM       83088M102         1,095    173,000  SH                   1             173,000

QUALCOMM INC              COM       747525103         2,394     61,000  SH                   1              61,000

QLOGIC CORP               COM       747277101         1,583     52,000  SH                   1              52,000

PRECISE SOFTWARE SOLUTIONS ORD      M41450103         5,932    443,000  SH                   1             443,000

L-3 COMMUNICATIONS HLDGS
 INC                      COM       502424104         4,874    107,000  SH                   1             107,000

MICROCHIP TECHNOLOGY INC  COM       595017104         1,935     78,600  SH                   1              78,600

DELL COMPUTER CORP        COM       247025109        10,977    383,000  SH                   1             383,000

MARVELL TECHNOLOGY
 GROUP LTD                ORD       G5876H105         5,547    307,500  SH                   1             307,500

MERCURY INTERACTIVE CORP  COM       589405109         3,932    178,000  SH                   1             178,000

CLEAR CHANNEL
 COMMUNICATIONS           COM       184502102         9,680    292,540  SH                   1             292,540

A T & T WIRELESS SVCS INC COM       00209A106         7,131  1,074,000  SH                   1           1,074,000

SYMANTEC CORP             COM       871503108        14,214    409,400  SH                   1             409,400

OVERTURE SVCS INC         COM       69039R100        11,464    423,500  SH                   1             423,500

MICROSOFT CORP            COM       594918104        11,194    226,500  SH                   1             226,500

SK TELECOM LTD        SPONSORED ADR 78440P108         6,678    290,200  SH                   1             290,200

AMERICA MOVIL
 S A DE C V           SPONSORED ADR
                      L SHS         02364W105         3,342    245,000  SH                   1             245,000
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